John Hancock International Growth Fund

John Hancock Funds III

Supplement dated 7-1-14 to the current Class A, Class B and Class C shares Prospectus

The following information supplements and supersedes any information to the contrary relating to John Hancock International Growth Fund (the fund), a series of John Hancock Funds III (the Trust), contained in the Prospectus.

The information under "Principal investment strategies" in the "Fund summary" is revised and restated in its entirety as follows:

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

  Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

  Growth: Companies that generate high organic revenue growth above global GDP growth;

  Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

  Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

  Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The following risk is added to "Principal risks" in the "Fund summary":

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Although the performance information in "Past performance" in the "Fund summary" will remain the same, the first paragraph in this section is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly, and may be obtained at our website, jhinvestments.com/FundPerformance, or by calling 800-225-5291, Monday–"Thursday between 8:00 A.M. and 7:00 P.M., and on Friday, between 8:00 A.M. and 6:00 P.M., Eastern time.

In addition, in "Past performance" in the "Fund summary," the following description of the MSCI All Country World (ACWI) ex-US Growth Index, the fund's new benchmark, is added:

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 23 emerging markets countries.

In the "Average annual total returns" table of the "Past performance" section of the "Fund summary," the returns of the MSCI ACWl ex-US Growth Index are added as stated below.

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			06-12-06
MSCI ACWI ex-US Growth (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	15.86	13.28	5.30

John Hancock International Growth Fund

John Hancock Funds III

Supplement dated 7-1-14 to the current Class I shares Prospectus

The following information supplements and supersedes any information to the contrary relating to John Hancock International Growth Fund (the fund), a series of John Hancock Funds III (the Trust), contained in the Prospectus.

The information under "Principal investment strategies" in the "Fund summary" is revised and restated in its entirety as follows:

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

  Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

  Growth: Companies that generate high organic revenue growth above global GDP growth;

  Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

  Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

  Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The following risk is added to "Principal risks" in the "Fund summary":

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Although the performance information in "Past performance" in the "Fund summary" will remain the same, the first paragraph in this section is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained at our website: jhinvestments.com/InstitutionalPerformance, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.

In addition, in "Past performance" in the "Fund summary," the following description of the MSCI All Country World (ACWI) ex-US Growth Index, the fund's new benchmark, is added:

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 23 emerging markets countries.

In the "Average annual total returns" table of the "Past performance" section of the "Fund summary," the returns of the MSCI ACWl ex-US Growth Index are added as stated below.

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			06-12-06
MSCI ACWI ex-US Growth (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	15.86	13.28	5.30

John Hancock International Growth Fund

John Hancock Funds III

Supplement dated 7-1-14 to the current Class 1 Prospectus

The following information supplements and supersedes any information to the contrary relating to John Hancock International Growth Fund (the fund), a series of John Hancock Funds III (the Trust), contained in the Prospectus.

The information under "Principal investment strategies" in the "Fund summary" is revised and restated in its entirety as follows:

The subadvisor seeks to achieve the fund's investment objective by investing in equity investments that the subadvisor believes will provide higher returns than the MSCI All Country World ex-US Growth Index.

Under normal market conditions, the fund invests at least 80% of its total assets in equity investments. The fund typically invests in a diversified portfolio of equity investments located in or deriving the majority of their revenue from a number of developed and emerging markets outside of the U.S. Although the fund is not market-cap constrained and may invest in companies of any market-capitalization, the fund typically invests in companies with a market capitalization over $3 billion.

The subadvisor's investment process begins with the broad universe of securities included in international equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips, and industry analysis.

To focus its research, the subadvisor reduces the broad investable universe to a sub-universe by eliminating all companies with expected future free-cash-flow margins, returns on capital employed (ROCE) and revenue growth below a certain minimum threshold, along with stocks trading at an exaggerated valuation. For all companies remaining in the sub-universe, the subadvisor ranks securities on a relative basis across the following metrics:

  Quality: Companies with high and improving free-cash-flow margins and the ability to generate attractive returns on capital employed;

  Growth: Companies that generate high organic revenue growth above global GDP growth;

  Valuation: Companies trading below fair value, based on a discounted free cash flow model utilizing proprietary revenue growth rates and normalized operating assumptions;

  Capital Returns: Companies with high dividend payouts and share repurchase programs, based on deployment of free cash flow; and

  Revisions: Companies with improving earnings expectations over the next 12-18 months that are not yet fully acknowledged and reflected in broker estimates.

The subadvisor monitors and ranks securities based on their relative attractiveness across this universe. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and calls with company management are another input into the portfolio decision making process.

Purchase candidates are securities that are attractive on a majority of the metrics (Quality, Growth, Valuation, Capital Returns, and Revisions), and have a positive catalyst such as accelerating earnings or revenue growth. The subadvisor sells securities when growth or quality metrics deteriorate, valuation upside declines, allocation to dividends or share repurchase changes, or earning revisions worsen. Securities may also be sold if overall attractiveness relative to other stocks in the universe deteriorates.

Due to its investment strategy, the fund may buy and sell securities frequently. This may result in high transaction costs and additional capital gains tax liabilities than a fund with a buy and hold strategy.

The following risk is added to "Principal risks" in the "Fund summary":

Emerging-market risk. The risks of investing in foreign securities are greater for investments in emerging markets. Emerging-market countries may experience higher inflation, interest rates, and unemployment, as well as greater social, economic, regulatory, and political uncertainties than more developed countries.

Although the performance information in "Past performance" in the "Fund summary" will remain the same, the first paragraph in this section is revised and restated as follows:

The following performance information in the bar chart and table below illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. However, past performance (before and after taxes) does not indicate future results.

Prior to the close of business on July 15, 2014, the fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to the current subadvisor. As a result of the difference in investment strategy and subadvisor, the fund's performance shown below might have differed materially.

All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly, and quarterly and may be obtained by calling 800-344-1029 between 8:00 A.M. and 7:00 P.M., Eastern time, on most business days.

In addition, in "Past performance" in the "Fund summary," the following description of the MSCI All Country World (ACWI) ex-US Growth Index, the fund's new benchmark, is added:

MSCI ACWI ex-US Growth Index captures large and mid-cap securities exhibiting overall growth style characteristics across 22 developed markets countries and 23 emerging markets countries.

In the "Average annual total returns" table of the "Past performance" section of the "Fund summary," the returns of the MSCI ACWl ex-US Growth Index are added as stated below.

Average annual total returns (%)	1 year	5 year	Inception
As of 12-31-13			06-12-06
MSCI ACWI ex-US Growth (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes)	15.86	13.28	5.30